Deposits (Summary of Deposit Liabilities) (Details) - CAD ($) $ in Millions	Jul. 31, 2024	Oct. 31, 2023
Disclosure Of Deposits From Customers [Line Items]
Demand	$ 174,019
Notice	664,393
Term	610,083
Total deposits	1,448,495	$ 1,421,158
Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	0
Notice	0
Term	32,021
Total deposits	32,021	30,980
Personal, banks & business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	174,019
Notice	664,393
Term	382,138
Total deposits	1,220,550	1,198,190
Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	17,764
Notice	472,931
Term	139,954
Total deposits	630,649	626,596
Bank Deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	11,779
Notice	390
Term	24,070
Total deposits	36,239	31,225
Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	144,476
Notice	191,072
Term	218,114
Total deposits	553,662	540,369
Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	0
Notice	0
Term	195,924
Total deposits	195,924	191,988
Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	826,206
Canada [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	24,359
Canada [member] | Personal, banks & business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	746,429
Canada [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	335,355
Canada [member] | Bank Deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	20,437
Canada [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	390,637
Canada [member] | Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	55,418
Canada [member] | Non interest bearing deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	57,056	61,581
Canada [member] | Interest bearing deposits 1 [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	769,150	712,283
United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	540,088
United States [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	3,493
United States [member] | Personal, banks & business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	467,738
United States [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	295,294
United States [member] | Bank Deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	13,941
United States [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	158,503
United States [member] | Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	68,857
United States [member] | Non interest bearing deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	73,121	76,376
United States [member] | Interest bearing deposits 1 [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	466,967	482,247
International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	82,201
International [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	4,169
International [member] | Personal, banks & business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	6,383
International [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	0
International [member] | Bank Deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	1,861
International [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	4,522
International [member] | Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	71,649
International [member] | Non interest bearing deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	0	23
International [member] | Interest bearing deposits 1 [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	$ 82,201	$ 88,648